FEDERAL AND STATE INCOME TAXES - Components of income tax expense attributable to continuing operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current									$ 2,256	$ 1,960	$ 1,948
Deferred									(340)	(1,216)	(905)
PROVISION FOR INCOME TAXES	$ 402	$ 373	$ 451	$ 690	$ (519)	$ 632	$ 306	$ 325	$ 1,916	$ 744	$ 1,043